SHAREHOLDERS' EQUITY (Details Narrative) - Datasea [Member] - shares	Oct. 29, 2015	Dec. 31, 2015	Oct. 30, 2015	Jun. 30, 2015
Shareholders Equity Stock Split	Company affected a five-for-one forward split of the Company’s issued and outstanding common stock
Increase in Common Stock, shares authorized	75,000,000	375,000,000	375,000,000	375,000,000